INVESTMENTS IN REHABILITATION AND OTHER FUNDS	12 Months Ended
Jun. 30, 2025
Miscellaneous non-current assets [abstract]
INVESTMENTS IN REHABILITATION AND OTHER FUNDS	INVESTMENTS IN REHABILITATION AND OTHER FUNDS

ACCOUNTING POLICIES
Investments in Guardrisk Cell Captive
Funds invested in the Guardrisk Cell Captive, held within Guardrisk Insurance Company Limited (“GICL”) or “Guardrisk” are
non-derivative financial assets categorised as financial assets measured at fair value through profit and loss as the funds are invested by Anchor Capital, through Guardrisk, in income and hedge funds. These assets are initially measured at fair value and subsequent changes in fair value are recognised in profit or loss as they arise and included in finance income. The investments in GICL are for the sole use of environmental financial guarantees, directors’ and officers’ insurance and other insurance requirements.
The investments in the Guardrisk Cell Captive are for the sole use as determined in the insurance policies and are therefore included in non-current assets.

Investment in Guardrisk Cell Captive – Funding of environmental rehabilitation activities (refer note 11)
A ring-fenced policy, issued by GICL who issued rehabilitation financial guarantees. The funds are ring-fenced for the sole objective of future rehabilitation during and at the end of the relevant life of mine.
Environmental rehabilitation payments to reduce the environmental rehabilitation obligations and ongoing rehabilitation expenditure are mostly funded by cash generated from operations.
GICL has guarantees in issue amounting to R941.3 million (2024: R951.8 million) to the Department of Mineral and Petroleum
Resources (“DMPR”) (Previously Department of Mineral Resources and Energy ("DMRE")) on behalf of DRDGOLD related to the environmental obligations. The funds for environmental rehabilitation in the cell captive serve as collateral for these guarantees.
Investment in Guardrisk Cell Captive – Directors’ and officers’ insurance
During the previous years premiums were paid into the Guardrisk Cell Captive for the creation of self-insurance for the Group’s directors and officers.  The policy came to an end on June 30, 2024. The funds remain within the cell captive for self insurance.
Investment in Guardrisk Cell Captive – Other funds
These are existing funds within the cell captive which were previously part of the old environmental rehabilitation policy held for purposes of obtaining environmental rehabilitation guarantees. The funds remain within the cell captive for self insurance.

Amounts in R million	Note	2025	2024

Investment in Guardrisk Cell Captive (a)		1,002.8	912.5
Balance at the beginning of the year		912.5	789.7
Contributions		—	38.3
Growth	6	90.3	84.5
Investments in rehabilitation and other funds		1,002.8	912.5

(a) Investment in Guardrisk Cell Captive
The investment in the cell captive is allocated as follows:		1,002.8	912.5
Environmental rehabilitation		765.0	697.5
Directors’ and officers’ insurance		118.4	108.5
Other funds		119.4	106.5

CREDIT RISK
The Group is exposed to credit risk on the total carrying value of the investments held in the Guardrisk Cell Captive.
The Group manages its exposure to credit risk by mandating the funds are invested by the Guardrisk Cell Captive in Anchor
Capital. The investment is diversified in a hybrid of low to medium risk funds, of which 70% is invested in low-risk, interest-bearing fixed income funds and 30% in hedge funds (2024:100% income funds). In 2024 investment was made in 100% income funds.
MARKET RISK
Interest rate risk
A change of 100 basis points (bp) in interest rates at the reporting date would have increased/(decreased) equity and profit/(loss)
by the amounts shown below. This analysis assumes that all other variables, in particular the balance of the funds, remain constant. The analysis excludes income tax.

Amounts in R million	2025	2024

100bp increase	10.0	9.1
100bp (decrease)	(10.0)	(9.1)
Other market price risk
The Group is exposed to equity price risk through its investments in hedge funds. A 10% increase/(decrease) in market prices reporting date would have resulted in a change in profit/(loss) by the amounts shown below. The sensitivity analysis assumes that all other variables remain constant. The analysis excludes income tax.

Amounts in R million	2025	2024

10% increase	23.0	—
10% (decrease)	(23.0)	—
12INVESTMENTS IN REHABILITATION AND OTHER FUNDS continued
FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of investment in Guardrisk Cell Captive approximate their carrying value due to the short-term maturities of the underlying funds invested by Guardrisk.  Refer to note 26 of the consolidated financial statements.